Defined Contribution Plan	12 Months Ended
Dec. 31, 2011
Compensation And Employee Benefit Plans [Abstract]
Defined Contribution Plan

12. Defined contribution plan

The Company sponsors a retirement savings plan for employees meeting certain eligibility requirements. Participants may choose from various investment options and can contribute an amount of their eligible compensation annually as defined by the plan document, subject to Internal Revenue Code limitations. The plan is funded by participant contributions and discretionary Company contributions. The Company made no discretionary contributions during 2011, 2010 or 2009.